Operating profit	12 Months Ended
Dec. 31, 2019
Operating profit
Operating profit

2 Operating profit

Operating profit includes the following significant items:

Selling, general and administrative costs

In 2019, Selling, general and administrative costs includes a credit of $516m (2018: credit of $482m; 2017: charge of $208m) resulting from changes in the fair value of Contingent consideration arising from the acquisition of the diabetes alliance from BMS. These adjustments reflect revised estimates for future sales performance for the products acquired and, as a result, revised estimates for future royalties payable.

In 2019, Selling, general and administrative costs also includes a charge of $172m (2018: credit of $113m; 2017: credit of $209m) resulting from changes in estimates of the cash flows arising from the put option over the non-controlling interest in Acerta Pharma.

In 2019, Selling, general and administrative costs also includes a charge of $610m (2018: credit of $219m; 2017: charge of $241m) of legal provisions relating to a number of legal proceedings including settlements in various jurisdictions in relation to several marketed products.

Further details of impairment charges for 2019, 2018 and 2017 are included in Notes 7 and 10.

Other operating income and expense

	2019	2018	2017
	$m	$m	$m
Royalties
Income	146	96	132
Amortisation	(4)	(4)	(45)
Gains on disposal of intangible assets	1,243	1,885	1,518
Gains on disposal of short-term investments	–	–	161
Net (losses)/gains on disposal of other non-current assets	(21)	(8)	24
Impairment of property, plant and equipment	–	–	(78)
Legal settlements[1]	–	374	–
Other income	285	277	286
Other expense	(108)	(93)	(168)
Other operating income and expense	1,541	2,527	1,830

[1]Primarily driven by a $352m settlement of legal action in Canada in relation to a patent infringement of Losec/Prilosec.

Royalty amortisation relates to intangible assets recorded in respect of income streams acquired with MedImmune, and upon the restructuring of a historical joint venture with MSD.

Gains on disposal of intangible assets in 2019 includes $515m on disposal of US rights to Synagis to Sobi, $243m on disposal of rights to Losec globally excluding China, Japan, the US and Mexico to Cheplapharm, $181m on disposal of rights to Arimidex and Casodex in Europe and certain additional countries to Juvisé Pharmaceuticals and $213m on disposal of commercialisation rights to Seroquel and Seroquel XR in Europe, Russia, US and Canada to Cheplapharm.

As part of the total consideration received in respect of the agreement to sell US rights to Synagis,  $150m related to the rights to participate in the future cash flows from the US profits or losses for nirsevimab. This was recognised as a financial liability as the Group has not fully transferred the risks and rewards of the underlying cash flows arising from nirsevimab to Sobi. This liability is presented in Other Payables within Non-current Liabilities. The associated cash flow is presented within Investing Activities as the Group has received the cash in exchange for agreeing to transfer future cash flows relating to an intangible asset.

Gains on disposal of intangible assets in 2018 includes $695m on the disposal of Europe rights to Nexium, $527m on the disposal of rights to Seroquel in the UK, China and other international markets, $210m from the sale of rights to Atacand in Europe to Cheplapharm, milestone receipts of $172m from the disposal of the anaesthetics portfolio outside the US to Aspen and $139m from the sale of the global rights to Alvesco, Omnaris and Zetonna to Covis.

Gains on disposal of intangible assets in 2017 includes $555m on the disposal of the remaining rights to the global anaesthetics portfolio, $301m on disposal of the Europe rights to Seloken and $193m on disposal of the global rights to Zomig.

Restructuring costs

The tables below show the costs that have been charged in respect of restructuring programmes by cost category and type. Severance provisions are detailed in Note 21.

	2019	2018	2017
	$m	$m	$m
Cost of sales	73	432	181
Research and development expense	101	94	201
Selling, general and administrative costs	173	181	347
Other operating income and expense	–	(10)	78
Total charge	347	697	807

	2019	2018	2017
	$m	$m	$m
Severance costs	137	41	176
Accelerated depreciation and impairment[1]	(67)	259	141
Other	277	397	490
Total charge	347	697	807

[1]See Note 7  on page 188.

Other costs are those incurred in designing and implementing the Group’s various restructuring initiatives, including costs of decommissioning sites impacted by changes to our global footprint, temporary lease costs during relocation, internal project costs, and external consultancy fees.

Included within accelerated depreciation and impairment is a credit relating to the impairment reversal of two manufacturing sites in Colorado, US. Refer to Note 7 for further details.

Financial instruments

Included within Operating profit are the following net gains and losses on financial instruments:

	2019	2018	2017
	$m	$m	$m
Losses on forward foreign exchange contracts	(112)	(100)	(6)
Gains/(losses) on receivables and payables	66	43	(30)
Gains on disposal of short-term investments	–	–	161
Gains on other available for sale investments	–	–	34
Total	(46)	(57)	159